Property, plant and equipment, net - Composition (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	$ 124,774	¥ 830,159	¥ 826,816
Less: Accumulated depreciation	(43,369)	(288,547)	(275,382)
Total property, plant and equipment, net	81,405	541,612	551,434
Buildings
Property, plant and equipment, net
Property, plant and equipment	89,236	593,713	593,369
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	2,234	14,864	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	22,835	151,929	154,359
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	2,736	18,202	17,152
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	7,140	47,504	44,266
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	$ 593	¥ 3,947	¥ 2,806